Taxes (Details) - Schedule of expiration of carry forward operating loss	Dec. 31, 2022 USD ($)
Schedule Of Expiration Of Carry Forward Operating Loss Abstract
2023	$ 5,360
2024	522,780
2025	166,113
2026	12,894
2027	9,423,368
Total	$ 10,130,515